PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Aug. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
Components of property, plant and equipment were as follows:

	As of Aug. 31,
(Dollars in millions)	2013	2012
Land and Improvements	$577	$536
Buildings and Improvements	1,979	1,919
Machinery and Equipment	5,357	5,057
Computer Software	705	643
Construction In Progress and Other	873	680
Total Property, Plant and Equipment	9,491	8,835
Less: Accumulated Depreciation	4,837	4,470
Property, Plant and Equipment, Net	$4,654	$4,365

Gross assets acquired under capital leases of $38 million are included primarily in machinery and equipment as of Aug. 31, 2013, and Aug. 31, 2012. See Note 15 — Debt and Other Credit Arrangements — and Note 26 — Commitments and Contingencies — for related capital lease obligations.